Tax Liabilities - Summary of Tax Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current tax liabilities
Current tax liabilities	$ 542,737	$ 1,199,201
Income tax [member]
Current tax liabilities
Current tax liabilities	80,815	566,445
Value added tax [member]
Current tax liabilities
Current tax liabilities	331,167	145,119
Turnover tax [member]
Current tax liabilities
Current tax liabilities	64,109	72,445
Other taxes, withholdings and perceptions [member]
Current tax liabilities
Current tax liabilities	$ 66,646	$ 415,192